Schedule of Accounts, Notes, Loans and Financing Receivable (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Accounts Receivable Schedule Of Debt 1	$ 330
Accounts Receivable Schedule Of Debt 2	685
Accounts Receivable Schedule Of Debt 3	151
Accounts Receivable Schedule Of Debt 4	0
Accounts Receivable Schedule Of Debt 5	481
Accounts Receivable Schedule Of Debt 6	$ 685